================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                -------------------

Check here if Amendment [_]; Amendment Number:  -------------------

 This Amendment (Check only one.):    [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CAPE ANN SAVINGS BANK
         ---------------------------------------------
Address: 109 MAIN ST.
         ---------------------------------------------
         GLOUCESTER, MA 01930
         ---------------------------------------------

Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. GAIL RAMOS
         ---------------------------------------------
Title:   VICE PRESIDENT/SENIOR TRUST OFFICER
         ---------------------------------------------
Phone:   978-283-7079
         ---------------------------------------------

Signature, Place, and Date of Signing:

 /s/ E. Gail Ramos               Gloucester, MA                 October 6, 2009
-------------------------------  -----------------------------  ---------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
     Form 13F File Number           Name
     28-__________________          ____________________
     [Repeat as necessary.]

Schedule 13F Worksheet                                     As of 9/30/2009

  Displayed is a list of the assets whose holdings are   Units Held Today
  either over $200,000 in market value or over 10,000 units.
  Asset Types listed include 010, 020, 030, 035, 080.
  Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".



                                                    Market                  Investment             Voting Authority
                                                    Value          Units      Powers       Full        Partial         None
                                                --------------   ---------- ----------   --------- ---------------- ----------

AT&T INC.          Common Stock     00206R102   $ 1,851,940.67    68,565.00   FULL       66,061.00             0.00   2,504.00

AT&T INC.          Common Stock     00206R102   $   251,598.17     9,315.00  PARTIAL      8,209.00         1,106.00       0.00

ABBOTT LABS        Common Stock     002824100   $ 1,479,944.52    30,051.00   FULL       28,376.00             0.00   1,675.00

ABBOTT LABS        Common Stock     002824100   $   349,010.85     7,055.00  PARTIAL      7,015.00            40.00       0.00

AIR PRODS &        Common Stock
  CHEMS INC                         009158106   $   238,558.50     3,075.00   FULL        3,075.00             0.00       0.00

APOLLO GROUP       Common Stock
  INC.                              037604105   $   230,955.45     3,135.00   FULL        3,135.00             0.00       0.00

APPLE COMPUTER     Common Stock
  INC                               037833100   $   523,057.70     2,822.00   FULL        2,622.00             0.00     200.00

AUTOMATIC DATA     Common Stock
  PROCESSING
  INC                               053015103   $   994,093.50    25,295.00   FULL       24,270.00             0.00   1,025.00

AUTOMATIC DATA     Common Stock
  PROCESSING
  INC                               053015103   $   244,446.00     6,220.00  PARTIAL      6,185.00            35.00       0.00

BB&T CORP          Common Stock     054937107   $   731,475.72    26,853.00   FULL       25,623.00             0.00   1,230.00

B P P L C
  SPONS A D R      American
                   Depository
                   Receipts         055622104   $   405,612.60     7,620.00   FULL        7,020.00             0.00     600.00

BERKSHIRE          Common Stock
  HATHAWAY INC
  CL B                              084670207   $   535,003.00       161.00   FULL          148.00             0.00      13.00

BEVERLY            Common Stock
  NATIONAL CORP                     088115100   $   202,406.60     9,076.00   FULL            0.00             0.00   9,076.00

CHEVRON            Common Stock
  CORPORATION                       166764100   $   994,049.02    14,114.00   FULL       12,840.00             0.00   1,274.00

CHEVRON            Common Stock
  CORPORATION                       166764100   $   202,838.40     2,880.00  PARTIAL      2,770.00           110.00       0.00

CHUBB CORP         Common Stock     171232101   $   362,699.95     7,195.00   FULL        6,905.00             0.00     290.00

CISCO SYS INC      Common Stock     17275R102   $   719,688.43    31,093.00   FULL       28,923.00           350.00   1,820.00

CISCO SYS INC      Common Stock     17275R102   $   308,868.34    13,121.00  PARTIAL     12,311.00           810.00       0.00

COMPASS            Common Stock
  MINERALS
  INTERNATIONAL
  INC                               20451N101   $   401,947.26     6,523.00   FULL        6,053.00             0.00     470.00

DANAHER CORP       Common Stock     235851102   $   240,197.76     3,568.00   FULL        3,418.00             0.00     150.00

DOMINION           Common Stock
  RESOURCES INC                     25746U109   $   290,524.50     8,421.00   FULL        7,575.00             0.00     846.00

EMERSON ELEC CO    Common Stock     291011104   $   317,754.24     7,928.00   FULL        7,828.00             0.00     100.00

EXPEDITORS         Common Stock
  INTL WASH INC                     302130109   $   528,691.15    15,041.00   FULL       14,306.00             0.00     735.00

EXXON MOBIL        Common Stock
  CORP                              30231G102   $ 2,604,847.26    37,966.00   FULL       36,739.00             0.00   1,227.00

EXXON MOBIL        Common Stock
  CORP                              30231G102   $ 1,048,760.50    15,285.83  PARTIAL     12,129.83         2,756.00     400.00



 Printed: 10/5/2009 9:14:24AM                                     Page 1 of 3

Schedule 13F Worksheet                                     As of 9/30/2009

  Displayed is a list of the assets whose holdings are   Units Held Today
  either over $200,000 in market value or over 10,000 units.
  Asset Types listed include 010, 020, 030, 035, 080.
  Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".


                                                    Market                  Investment             Voting Authority
                                                    Value          Units      Powers       Full        Partial         None
                                                --------------   ---------- ----------   --------- ---------------- ----------

F P L GROUP INC    Common Stock     302571104   $   323,537.34     5,858.00   FULL        5,154.00           100.00     604.00

FASTENAL COMPANY   Common Stock     311900104   $   412,038.90    10,647.00   FULL        9,897.00             0.00     750.00

GENERAL ELEC CO    Common Stock     369604103   $ 1,316,194.38    80,158.00   FULL       76,316.00             0.00   3,842.00

GENERAL ELEC CO    Common Stock     369604103   $   457,182.06    27,843.00  PARTIAL     26,723.00         1,020.00     100.00

GENERAL MILLS
  INC              Common Stock     370334104   $   367,223.52     5,808.00   FULL        5,508.00             0.00     300.00

GOOGLE INC CL A    Common Stock     38259P508   $   284,617.90       574.00   FULL          554.00             0.00      20.00

INTERNATIONAL
  BUSINESS
  MACHINES CORP    Common Stock     459200101   $   260,151.75     2,175.00   FULL        2,175.00             0.00       0.00

J P MORGAN
  CHASE & CO       Common Stock     46625H100   $   680,612.24    15,532.00   FULL       14,632.00             0.00     900.00

JACOBS ENGR
  GROUP INC        Common Stock     469814107   $   385,934.05     8,399.00   FULL        7,989.00             0.00     410.00

JOHNSON &
  JOHNSON          Common Stock     478160104   $ 1,107,710.88    18,192.00   FULL       16,036.00             0.00   2,156.00

JOHNSON &
  JOHNSON          Common Stock     478160104   $   249,161.88     4,092.00  PARTIAL      3,352.00           740.00       0.00

KELLOGG CO         Common Stock     487836108   $   255,996.00     5,200.00   FULL        5,050.00             0.00     150.00

LOWES COS INC      Common Stock     548661107   $   464,763.30    22,195.00   FULL       21,035.00             0.00   1,160.00

MASTERCARD INC.    Common Stock     57636Q104   $   221,354.25     1,095.00   FULL          980.00             0.00     115.00

MC DONALDS CORP    Common Stock     580135101   $   736,374.21    12,903.00   FULL       12,583.00             0.00     320.00

MICROSOFT CORP     Common Stock     594918104   $ 1,235,974.60    48,055.00   FULL       46,951.00           250.00     854.00

MICROSOFT CORP     Common Stock     594918104   $   461,211.04    17,932.00  PARTIAL     17,347.00           385.00     200.00

NIKE INC           Common Stock     654106103   $   762,813.00    11,790.00   FULL       10,740.00           200.00     850.00

NIKE INC           Common Stock     654106103   $   241,007.50     3,725.00  PARTIAL      3,625.00           100.00       0.00


                   American
NOVARTIS A G A     Depository
  D R              Receipts         66987V109   $   652,924.80    12,960.00   FULL       12,130.00             0.00     830.00

PEPSICO INC        Common Stock     713448108   $ 1,416,932.30    24,155.00   FULL       22,830.00             0.00   1,325.00

PEPSICO INC        Common Stock     713448108   $   292,068.14     4,979.00  PARTIAL      4,979.00             0.00       0.00

PROCTER &
  GAMBLE CO        Common Stock     742718109   $ 2,025,607.20    34,972.50   FULL       34,107.50             0.00     865.00

ROCKPORT NATL
  BANCORP INC      Common Stock     773871108   $   786,600.00    13,800.00   FULL       13,800.00             0.00       0.00

SELECT SECTOR
  SPDR-
  MATERIALS        Common Stock     81369Y100   $   473,784.22    15,313.00   FULL       14,973.00           100.00     240.00


 Printed: 10/5/2009 9:14:24AM                                     Page 2 of 3

Schedule 13F Worksheet                                     As of 9/30/2009

  Displayed is a list of the assets whose holdings are   Units Held Today
  either over $200,000 in market value or over 10,000 units.
  Asset Types listed include 010, 020, 030, 035, 080.
  Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".




                                                    Market                  Investment             Voting Authority
                                                    Value          Units      Powers       Full        Partial         None
                                                --------------   ---------- ----------   --------- ---------------- ----------
SELECT SECTOR
  SPDR-FINANCIAL   Common Stock     81369Y605   $   998,156.34    66,811.00   FULL       65,641.00           250.00     920.00

SELECT SECTOR      Common Stock
  SPDR-FINANCIAL                    81369Y605   $   304,925.40    20,410.00  PARTIAL     20,210.00           200.00       0.00

UTILITIES          Common Stock
  SELECT
  SECTOR SPDR
  FUND                              81369Y886   $   586,336.03    19,991.00   FULL       19,491.00             0.00     500.00

TEVA
  PHARMACEUTICAL   American
  INDS LTD ADR     Depository
                   Receipts         881624209   $   866,800.64    17,144.00   FULL       15,614.00             0.00   1,530.00

3M CO              Common Stock     88579Y101   $   299,406.60     4,057.00   FULL        4,057.00             0.00       0.00

3M CO              Common Stock     88579Y101   $   291,731.40     3,953.00  PARTIAL      3,553.00           200.00     200.00

VERIZON            Common Stock
  COMMUNICATIONS
  INC                               92343V104   $   654,497.98    21,622.00   FULL       20,958.00             0.00     664.00

VERIZON            Common Stock
  COMMUNICATIONS
  INC                               92343V104   $   300,550.79     9,929.00  PARTIAL      8,779.00           906.00     244.00

WAL MART           Common Stock
  STORES INC                        931142103   $   539,695.46    11,174.00   FULL       10,644.00             0.00     530.00

ACCENTURE LTD      Common Stock     G1151C101   $   562,777.00    15,100.00   FULL       14,200.00             0.00     900.00

                                  Grand Total   $37,335,623.19   960,922.33


 Printed: 10/5/2009 9:14:24AM                                     Page 3 of 3